Dividend (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Dividends [abstract]
Dividends paid	₩ 122,836	₩ 482,970	₩ 501,844
Dividends paid per share (in Korean won per share)	₩ 500	₩ 1,960	₩ 1,960
Dividend paid, current and previous periods	₩ 436,298
Dividend paid, current and previous periods (in Korean won per share)	₩ 600
Dividends declared per share (in Korean won per share)	₩ 600
Dividends declared	₩ 144,657